Contingent Consideration (Details) - Genkyotex SA - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [line items]
Opening balance	kr 48,969
Change for the year	4,470	kr 50,614
Exchange differences	960	(1,645)
Ending balance	kr 54,399	kr 48,969